UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-10325

VANECK VECTORS ETF TRUST

(Exact name of registrant as specified in its charter)

666 Third Avenue, New York, N.Y. 10017

(Address of principal executive offices) (Zip code)

Van Eck Associates Corporation

VanEck Vectors ETF Trust

666 Third Avenue

New York, N.Y. 10017

(Name and address of agent for service)

Registrant’s telephone number, including area code: (212) 293-2000

Date of fiscal year end: November 30

Date of reporting period: February 28, 2019

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1 -5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

The registrant’s schedules as of the close of the reporting period, as set forth in §§ 210.12-12 through 210.12-14 of Regulation S-X [17 CFR §§ 210-12.12-12.14], are attached hereto.

VANECK VECTORS HIGH INCOME MLP ETF

Schedule of Investments

February 28, 2019 (Unaudited)

Number of Shares		Value

MASTER LIMITED PARTNERSHIPS — 99.1%
Energy — 79.0%
284,600	Alliance Resource Partners LP	$5,521,240
145,813	Black Stone Minerals LP	2,601,304
791,094	Capital Product Partners LP	1,803,694
111,447	CrossAmerica Partners LP	1,967,040
108,110	GasLog Partners LP	2,389,231
154,300	Global Partners LP	2,931,700
130,811	Golar LNG Partners LP	1,687,462
195,446	Hi-Crush Partners LP	756,376
126,175	KNOT Offshore Partners LP	2,283,767
209,407	NGL Energy Partners LP	2,730,667
90,353	Sunoco LP	2,708,783
132,904	Teekay LNG Partners LP	1,892,553
1,012,986	Teekay Offshore Partners LP	1,235,843
139,762	USA Compression Partners LP	2,230,602
		32,740,262
Materials — 10.4%
126,612	SunCoke Energy Partners LP	1,830,809
109,057	Westlake Chemical Partners LP	2,486,500
		4,317,309
Utilities — 9.7%
60,454	AmeriGas Partners LP	1,715,080
105,101	Suburban Propane Partners LP	2,281,743
		3,996,823
Total Master Limited Partnerships (Cost $36,710,454)		41,054,394

Total Investments - 99.1% (Cost $36,710,454)		41,054,394
Other Assets in Excess of Liabilities: 0.9%		383,780
NET ASSETS: 100.0%		$41,438,174

LP - Limited Partner

Summary of Investments by Sector	% of Investments	Value
Energy	79.8%	$32,740,262
Materials	10.5%	4,317,309
Utilities	9.7%	3,996,823
	100.0%	$41,054,394

As of February 28, 2019, all of the Fund’s investments were considered Level 1, in accordance with the authoritative guidance under U.S. GAAP.

There have been no transfers between levels during the period ended February 28, 2019. All transfers, if any, are recognized by the Fund at period end.

See Notes to Schedules of Investments

VANECK VECTORS HIGH INCOME INFRASTRUCTURE MLP ETF

Schedule of Investments

February 28, 2019 (Unaudited)

Number of Shares		Value

MASTER LIMITED PARTNERSHIPS — 86.9%
Energy — 86.9%
15,907	Andeavor Logistics LP	$559,608
27,081	Antero Midstream Partners LP	654,006
46,497	BP Midstream Partners LP	762,086
16,929	Buckeye Partners LP	532,925
23,524	Cheniere Energy Partners LP	1,042,819
47,722	CNX Midstream Partners LP	740,168
25,458	Crestwood Equity Partners LP	807,528
20,007	DCP Midstream LP	644,826
51,202	Enable Midstream Partners LP	761,374
47,322	Energy Transfer Equity LP	699,892
12,159	EQT Midstream Partners LP	472,620
35,904	Genesis Energy LP	773,731
25,221	Holly Energy Partners LP	735,697
29,525	MPLX LP	979,049
13,565	Noble Midstream Partners LP	456,598
36,939	NuStar Energy LP	957,089
11,487	Phillips 66 Partners LP	563,552
27,970	Plains All American Pipeline LP	652,820
31,542	Shell Midstream Partners LP	563,971
47,445	Summit Midstream Partners LP	501,968
30,587	TC PipeLines LP	972,055
20,680	Western Midstream Partners LP	691,953

Total Master Limited Partnerships (Cost $16,317,892)		15,526,335

COMMON STOCK — 7.8%
Energy — 7.8%
48,873	EnLink Midstream LLC	544,934
37,489	Tallgrass Energy GP LP, Cl A	848,376
Total Common Stock (Cost $1,618,282)		1,393,310

MONEY MARKET FUND — 3.7%
665,082	Dreyfus Government Cash Management Fund, Institutional Shares, 2.30% (A)
(Cost $665,082)		665,082

Total Investments - 98.4% (Cost $18,601,256)		17,584,727
Other Assets in Excess of Liabilities: 1.6%		292,831
NET ASSETS: 100.0%		$17,877,558

(A) The rate shown is the 7-day effective yield as of February 28, 2019.

Cl — Class

LLC — Limited Liability Company

LP — Limited Partner

Summary of Investments by Sector	% of Investments	Value
Energy	96.2%	$16,919,645
Money Market Fund	3.8%	665,082
	100.0%	$17,584,727

As of February 28, 2019, all of the Fund’s investments were considered Level 1, in accordance with the authoritative guidance under U.S. GAAP.

There have been no transfers between levels during the period ended February 28, 2019. All transfers, if any, are recognized by the Fund at period end.

See Notes to Schedules of Investments

VANECK VECTORS ETF TRUST

Notes to Schedules of Investments

February 28, 2019 (Unaudited)

Security Valuation — The Funds value their investments in securities and other assets and liabilities at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. Securities traded on national exchanges or traded on the NASDAQ National Market System are valued at the last sales price as reported at the close of each business day. Securities traded on the NASDAQ Stock Market are valued at the NASDAQ official closing price. Over-the-counter securities not included in the NASDAQ National Market System and listed securities for which no sale was reported are valued at the mean of the bid and ask prices. To the extent these securities are actively traded they are categorized as Level 1 in the fair value hierarchy (described below). Short-term obligations with sixty days or less to maturity are valued at amortized cost, which with accrued interest approximates fair value. Money market fund investments are valued at net asset value and are considered to be Level 1 in the fair value hierarchy. The Pricing Committee of VanEck Associates Corporation (the “Adviser”) provides oversight of the Funds’ valuation policies and procedures, which are approved by the Funds’ Board of Trustees. Among other things, these procedures allow the Funds to utilize independent pricing services, quotations from securities dealers, and other market sources to determine fair value. The Pricing Committee convenes regularly to review the fair value of financial instruments or other assets. If market quotations for a security or other asset are not readily available, or if the Adviser believes it does not otherwise reflect the fair value of a security or asset, the security or asset will be fair valued by the Pricing Committee in accordance with the Funds’ valuation policies and procedures. The Pricing Committee employs various methods for calibrating the valuation approaches utilized to determine fair value, including a regular review of key inputs and assumptions, periodic comparisons to valuations provided by other independent pricing services, transactional back-testing and disposition analysis.

Certain factors such as economic conditions, political events, market trends, the nature of and duration of any restrictions on disposition, trading in similar securities of the issuer or comparable issuers and other security specific information are used to determine the fair value of these securities. Depending on the relative significance of valuation inputs, these securities may be classified either as Level 2 or Level 3 in the fair value hierarchy. The price which the Funds may realize upon sale of an investment may differ materially from the value presented in the Schedules of Investments.

The Funds utilize various methods to measure the fair value of their investments on a recurring basis which includes a hierarchy that prioritizes inputs to valuation methods used to measure fair value. The fair value hierarchy gives highest priority to unadjusted quoted prices in active markets for identical assets and liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The transfers between levels of the fair value hierarchy assume the financial instruments were transferred at the beginning of the reporting period. The three levels of the fair value hierarchy are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

A summary of the inputs, the levels used to value the Funds’ investments, and transfers between levels are located in the Schedules of Investments. Additionally, tables that reconcile the valuation of the Funds’ Level 3 investments and that present additional information about valuation methodologies and unobservable inputs, if applicable, are located in the Schedules of Investments.

Item 2. Controls and Procedures

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3 (c)) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240. 13a-15(b) or 240.15d-15 (b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached as Exhibit 99.CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) VanEck Vectors ETF Trust

By /s/ John J. Crimmins, Treasurer & Chief Financial Officer, VanEck Vectors ETF Trust

Date: April 22, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Jan F. van Eck, Chief Executive Officer, VanEck Vectors ETF Trust

Date: April 22, 2019

By /s/ John J. Crimmins, Treasurer & Chief Financial Officer, VanEck Vectors ETF Trust

Date: April 22, 2019